Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued March 17, 2015	Common Stock	Common Stock Issued April 14, 2014	Common Stock Issued November 21, 2014	Common Stock Issued December 1, 2014	Common Stock Issued March 17, 2015	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings
Beginning Balance at Dec. 31, 2013	$ 720,652		$ 553					$ 584,031	$ (88)	$ 136,156
Beginning Balance, (in shares) at Dec. 31, 2013			55,326,765
Restricted shares issued, (in shares)				12,348	5,000	2,500
Issuance of common stock, net of issuance costs	(345)							(345)
Net income	84,467									84,467
Foreign currency translation	(166)								(166)
Share-based compensation plan	1,122							1,122
Ending Balance at Dec. 31, 2014	$ 805,730		$ 553					584,808	(254)	220,623
Ending Balance, (in shares) at Dec. 31, 2014	55,346,613		55,346,613
Restricted shares issued		$ 1					$ 1
Restricted shares issued, (in shares)							16,854
Net income	$ 48,344									48,344
Foreign currency translation	70								70
Share-based compensation plan	790							790
Ending Balance at Jun. 30, 2015	$ 854,935		$ 554					$ 585,598	$ (184)	$ 268,967
Ending Balance, (in shares) at Jun. 30, 2015	55,363,467		55,363,467